Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
Pay-Versus-Performance Table
The following table presents certain information regarding compensation paid to our Chief Executive Officers and other named executive officers, and certain measures of financial performance, for the five years ended December 31, 2024. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K promulgated by the SEC.
							Value of Initial Fixed $100 Investment Based on:			Company Selected Measure
Year(1)	Summary Compensation Table Total for CEO (Crooker)	Summary Compensation Table Total for CEO (Butcher)	Compensation Actually Paid to CEO (Crooker)(2)(3)	Compensation Actually Paid to CEO (Butcher)(2)(4)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid for Non-CEO NEOs(2)(5)	Company TSR	MSCI US REIT Index TSR	Net Income(6)	Core FFO per Share
2024	$5,580,423	—	$4,109,475	—	$2,058,255	$1,491,476	$132.34	$123.47	$193,266	$2.40
2023	$3,988,868	—	$6,100,902	—	$1,959,582	$3,424,011	$147.63	$113.54	$197,201	$2.29
2022	$3,188,372	$3,876,231	$651,843	$(1,626,373)	$1,867,742	$(465,690)	$116.52	$99.82	$182,234	$2.21
2021	—	$4,449,298	—	$15,236,732	$2,170,340	$5,496,820	$165.73	$132.23	$196,432	$2.06
2020	—	$4,188,250	—	$5,077,126	$1,760,221	$2,107,975	$104.19	$92.43	$206,795	$1.89

(1)
Our Chief Executive Officer and other named executive officers for the applicable years were as follows:

2024: Mr. Crooker served as our Chief Executive Officer and Messrs. Pinard, Sullivan, Kimball and Chase served as the other named executive officers.

2023: Mr. Crooker served as our Chief Executive Officer and Messrs. Pinard, Sullivan, Kimball and Chase served as the other named executive officers.
2022: Mr. Butcher served as our Chief Executive Officer through June 30, 2022, Mr. Crooker has served as our Chief Executive Officer since July 1, 2022, and Messrs. Pinard, Sullivan and Stephen C. Mecke, our former Executive Vice President and Chief Operating Officer, served as the other named executive officers.

2021: Mr. Butcher served as our Chief Executive Officer and Messrs. Crooker, Sullivan and Mecke and David G. King, our former Executive Vice President and Director of Real Estate Operations, served as the other named executive officers.

2020: Mr. Butcher served as our Chief Executive Officer and Messrs. Crooker, Sullivan, Mecke and King served as the other named executive officers.

(2)
Represents the amount of “compensation actually paid” to our Chief Executive Officers and other named executive officers, as computed in accordance with Item 402(v) of Regulation S-K. To calculate the compensation “actually paid,” we (i) deducted the amounts presented in the Stock Awards column of the Summary Compensation Table for the applicable year and (ii) added equity awards amounts calculated in accordance with Item 402(v)(2)(iii)(C) of Regulation S-K promulgated by the SEC that reflect the aggregate of the following components, as applicable: (a) the fair value as of the end of the applicable year of unvested equity awards granted in that year; (b) the change in fair value during the applicable year of equity awards granted in prior years that remained outstanding and unvested at the end of the year and (c) the change in fair value during the applicable year through the vesting date of equity awards granted in prior years that vested during the year, less the fair value at the end of the prior year of awards granted prior to the applicable year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with ASC Topic 718, and the valuation methods used to calculate fair values did not materially differ from those disclosed at the time of the grant.

(3)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Crooker’s total compensation for 2023 and 2022 to determine the compensation actually paid (using the methodology described in footnote 2 above).

Year	Summary Compensation Table Total	“Stock Awards” Column of Summary Compensation Table	Equity Award Adjustments	Compensation Actually Paid
2024	$5,580,423	$(3,449,978)	$1,979,030	$4,109,475
2023	$3,988,868	$(2,100,015)	$4,212,049	$6,100,902
2022	$3,188,372	$(1,737,484)	$(799,045)	$651,843
(4)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Butcher’s total compensation for 2022, 2021 and 2020 to determine the compensation actually paid (using the methodology described in footnote 2 above).

Year	Summary Compensation Table Total	“Stock Awards” Column of Summary Compensation Table	Equity Award Adjustments	Compensation Actually Paid
2022	$3,876,231	$(2,600,001)	$(2,902,603)	$(1,626,373)
2021	$4,449,298	$(2,600,008)	$13,387,442	$15,236,732
2020	$4,188,250	$(2,600,008)	$3,488,884	$5,077,126

(5)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the other named executive officers as a group for each year to determine the compensation actually paid (using the methodology described in footnote 2 above):

Year	Average Summary Compensation Table Total	Average “Stock Awards” Column of Summary Compensation Table	Average Equity Award Adjustments	Average Compensation Actually Paid
2024	$2,058,255	$(1,048,441)	$481,663	$1,491,476
2023	$1,959,582	$(1,035,942)	$2,500,370	$3,424,011
2022	$1,867,742	$(958,333)	$(1,375,099)	$(465,690)
2021	$2,170,340	$(950,000)	$4,276,480	$5,496,820
2020	$1,760,221	$(950,005)	$1,297,759	$2,107,975

(6)
Net income amounts presented in thousands.

Company Selected Measure Name	Core FFO per Share
Named Executive Officers, Footnote
(1)
Our Chief Executive Officer and other named executive officers for the applicable years were as follows:

2024: Mr. Crooker served as our Chief Executive Officer and Messrs. Pinard, Sullivan, Kimball and Chase served as the other named executive officers.

2023: Mr. Crooker served as our Chief Executive Officer and Messrs. Pinard, Sullivan, Kimball and Chase served as the other named executive officers.
2022: Mr. Butcher served as our Chief Executive Officer through June 30, 2022, Mr. Crooker has served as our Chief Executive Officer since July 1, 2022, and Messrs. Pinard, Sullivan and Stephen C. Mecke, our former Executive Vice President and Chief Operating Officer, served as the other named executive officers.

2021: Mr. Butcher served as our Chief Executive Officer and Messrs. Crooker, Sullivan and Mecke and David G. King, our former Executive Vice President and Director of Real Estate Operations, served as the other named executive officers.

2020: Mr. Butcher served as our Chief Executive Officer and Messrs. Crooker, Sullivan, Mecke and King served as the other named executive officers.

Adjustment To PEO Compensation, Footnote
(2)
Represents the amount of “compensation actually paid” to our Chief Executive Officers and other named executive officers, as computed in accordance with Item 402(v) of Regulation S-K. To calculate the compensation “actually paid,” we (i) deducted the amounts presented in the Stock Awards column of the Summary Compensation Table for the applicable year and (ii) added equity awards amounts calculated in accordance with Item 402(v)(2)(iii)(C) of Regulation S-K promulgated by the SEC that reflect the aggregate of the following components, as applicable: (a) the fair value as of the end of the applicable year of unvested equity awards granted in that year; (b) the change in fair value during the applicable year of equity awards granted in prior years that remained outstanding and unvested at the end of the year and (c) the change in fair value during the applicable year through the vesting date of equity awards granted in prior years that vested during the year, less the fair value at the end of the prior year of awards granted prior to the applicable year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with ASC Topic 718, and the valuation methods used to calculate fair values did not materially differ from those disclosed at the time of the grant.
(3)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Crooker’s total compensation for 2023 and 2022 to determine the compensation actually paid (using the methodology described in footnote 2 above).

Year	Summary Compensation Table Total	“Stock Awards” Column of Summary Compensation Table	Equity Award Adjustments	Compensation Actually Paid
2024	$5,580,423	$(3,449,978)	$1,979,030	$4,109,475
2023	$3,988,868	$(2,100,015)	$4,212,049	$6,100,902
2022	$3,188,372	$(1,737,484)	$(799,045)	$651,843
(4)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Butcher’s total compensation for 2022, 2021 and 2020 to determine the compensation actually paid (using the methodology described in footnote 2 above).

Year	Summary Compensation Table Total	“Stock Awards” Column of Summary Compensation Table	Equity Award Adjustments	Compensation Actually Paid
2022	$3,876,231	$(2,600,001)	$(2,902,603)	$(1,626,373)
2021	$4,449,298	$(2,600,008)	$13,387,442	$15,236,732
2020	$4,188,250	$(2,600,008)	$3,488,884	$5,077,126

Non-PEO NEO Average Total Compensation Amount	$ 2,058,255	$ 1,959,582	$ 1,867,742	$ 2,170,340	$ 1,760,221
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,491,476	3,424,011	(465,690)	5,496,820	2,107,975
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Represents the amount of “compensation actually paid” to our Chief Executive Officers and other named executive officers, as computed in accordance with Item 402(v) of Regulation S-K. To calculate the compensation “actually paid,” we (i) deducted the amounts presented in the Stock Awards column of the Summary Compensation Table for the applicable year and (ii) added equity awards amounts calculated in accordance with Item 402(v)(2)(iii)(C) of Regulation S-K promulgated by the SEC that reflect the aggregate of the following components, as applicable: (a) the fair value as of the end of the applicable year of unvested equity awards granted in that year; (b) the change in fair value during the applicable year of equity awards granted in prior years that remained outstanding and unvested at the end of the year and (c) the change in fair value during the applicable year through the vesting date of equity awards granted in prior years that vested during the year, less the fair value at the end of the prior year of awards granted prior to the applicable year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with ASC Topic 718, and the valuation methods used to calculate fair values did not materially differ from those disclosed at the time of the grant.
(5)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the other named executive officers as a group for each year to determine the compensation actually paid (using the methodology described in footnote 2 above):

Year	Average Summary Compensation Table Total	Average “Stock Awards” Column of Summary Compensation Table	Average Equity Award Adjustments	Average Compensation Actually Paid
2024	$2,058,255	$(1,048,441)	$481,663	$1,491,476
2023	$1,959,582	$(1,035,942)	$2,500,370	$3,424,011
2022	$1,867,742	$(958,333)	$(1,375,099)	$(465,690)
2021	$2,170,340	$(950,000)	$4,276,480	$5,496,820
2020	$1,760,221	$(950,005)	$1,297,759	$2,107,975

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Officer Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The metrics that we use for both our long-term and short-term incentive awards are selected based on our objective to incentivize the named executive officers to increase the value of our enterprise for our stockholders. The most important financial performance measures that we used to link compensation actually paid to the named executive officers for 2024 Company performance are as follows:
Most Important Performance Measures	• Relative TSR (our TSR as compared to the industry peer group and the MSCI US REIT Index) • Core FFO per Share • Net Debt to Run Rate Adjusted EBITDAre • Same Store Cash NOI Growth
See Appendix A attached hereto for definitions of Core FFO, Net Debt, Run Rate Adjusted EBITDAre and Same Store Cash NOI.

Total Shareholder Return Amount	$ 132.34	147.63	116.52	165.73	104.19
Peer Group Total Shareholder Return Amount	123.47	113.54	99.82	132.23	92.43
Net Income (Loss)	$ 193,266,000	$ 197,201,000	$ 182,234,000	$ 196,432,000	$ 206,795,000
Company Selected Measure Amount	2.4	2.29	2.21	2.06	1.89
PEO Name	Mr. Crooker
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR (our TSR as compared to the industry peer group and the MSCI US REIT Index)
Measure:: 2
Pay vs Performance Disclosure
Name	Core FFO per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Net Debt to Run Rate Adjusted EBITDAre
Measure:: 4
Pay vs Performance Disclosure
Name	Same Store Cash NOI Growth
Mr. Crooker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,580,423	$ 3,988,868	$ 3,188,372
PEO Actually Paid Compensation Amount	4,109,475	6,100,902	651,843
Mr. Crooker [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,979,030	4,212,049	(799,045)
Mr. Crooker [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,449,978)	(2,100,015)	(1,737,484)
Mr. Butcher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,876,231	4,449,298	4,188,250
PEO Actually Paid Compensation Amount			(1,626,373)	15,236,732	5,077,126
Mr. Butcher [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,902,603)	13,387,442	3,488,884
Mr. Butcher [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,600,001)	(2,600,008)	(2,600,008)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	481,663	2,500,370	(1,375,099)	4,276,480	1,297,759
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,048,441)	$ (1,035,942)	$ (958,333)	$ (950,000)	$ (950,005)